UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-228597-08

Central Index Key Number of issuing entity: 0001840644

Benchmark 2021-B23 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228597

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key number 0001701238)

JPMorgan Chase Bank, National Association

(Central Index Key number: 0000835271)

Goldman Sachs Mortgage Company

(Central Index Key number: 0001541502)

German American Capital Corporation

(Central Index Key number: 0001541294)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson, Citigroup Commercial Mortgage Securities Inc., (212) 816-5343
______________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: January 26, 2021	/s/ Richard Simpson
Name: Richard Simpson
Title: President

BMARK 2021-B23 - Form ABS-EE